UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08480
Van Kampen Real Estate Securities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Real Estate Securities Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.1%
Diversified 8.8%
Cousins Properties, Inc. - REIT	92,840	$768,715
Forest City Enterprises, Inc., Class A	626,360	8,374,434
Vornado Realty Trust - REIT	305,176	19,656,386

		28,799,535

Healthcare 13.7%
Assisted Living Concepts, Inc., Class A (a)	136,490	2,828,073
Capital Senior Living Corp. (a)	81,190	495,259
Care Investment Trust, Inc. - REIT	27,170	208,394
Extendicare Real Estate Investment Trust (Canada) - REIT	26,190	205,479
HCP, Inc. - REIT	403,492	11,596,360
Healthcare Realty Trust, Inc. - REIT	334,890	7,076,226
Nationwide Health Properties, Inc. - REIT	33,850	1,049,011
Senior Housing Property Trust - REIT	645,402	12,333,632
Ventas, Inc. - REIT	236,220	9,094,470

		44,886,904

Industrial 3.4%
AMB Property Corp. - REIT	107,199	2,460,217
Cabot Industrial Value Fund, II, L.P. (Acquired 11/10/05 to 05/12/09, Cost $3,266,500) (a)(b)(c)(d)	6,533	3,103,175
DCT Industrial Trust, Inc. - REIT	179,860	919,085
Exeter Industrial Value Fund, L.P. (Acquired 11/06/07 to 03/05/09, Cost $2,250,00) (a)(b)(c)(d)	2,250,000	1,912,500
Keystone Industrial Fund, L.P. (Acquired 10/24/05 to 04/24/2009 Cost $2,844,226) (a)(b)(c)(d)	3,395,000	2,819,751
KTR Industrial Fund, II, L.P. (Acquired 01/08/09, Cost $18,750) (a)(b)(c)(d)	18,750	18,750

		11,233,478

Lodging/Resorts 8.1%
Host Hotels & Resorts, Inc. - REIT	1,062,777	12,508,885
Morgans Hotel Group Co. (a)	294,705	1,597,301

Van Kampen Real Estate Securities Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Lodging/Resorts (continued)
Starwood Hotels & Resorts Worldwide, Inc.	375,767	$12,411,584

		26,517,770

Mixed Office/Industrial 2.4%
Duke Realty Corp. - REIT	69,150	830,492
Liberty Property Trust - REIT	138,165	4,494,507
PS Business Parks, Inc. - REIT	51,978	2,667,511

		7,992,510

Office 11.3%
Boston Properties, Inc. - REIT	237,601	15,574,746
Broadreach Capital Partners Realty, L.P. I (Acquired 05/29/03 to 05/29/08, Cost $1,473,051) (a)(b)(c)(d)	2,789,299	1,045,351
Broadreach Capital Partners Realty II, L.P. (Acquired 10/02/06 to 12/17/07, Cost $3,103,572) (a)(b)(c)(d)	3,103,572	1,862,143
Brookfield Properties Corp. (Canada)	993,720	11,189,287
Douglas Emmett, Inc. - REIT	982	12,059
Kilroy Realty Corp. - REIT	44,850	1,244,139
Mack-Cali Realty Corp. - REIT	186,237	6,021,042

		36,948,767

Residential Apartments 17.9%
Apartment Investment & Management Co., Class A - REIT	3,342	49,294
AvalonBay Communities, Inc. - REIT	278,122	20,227,813
Camden Property Trust - REIT	156,743	6,316,743
Equity Residential - REIT	882,817	27,102,482
Essex Property Trust, Inc. - REIT	1,000	79,580
Post Properties, Inc. - REIT	263,994	4,751,892

		58,527,804

Residential Manufactured Homes 2.0%
Equity Lifestyle Properties, Inc. - REIT	154,126	6,595,051

Retail Regional Malls 10.9%
Simon Property Group, Inc. - REIT	490,324	34,043,195

Van Kampen Real Estate Securities Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Retail Regional Malls (continued)
Taubman Centers, Inc. - REIT	49,018	$1,768,570

		35,811,765

Retail Strip Centers 8.4%
Acadia Realty Trust - REIT	232,221	3,499,570
Equity One, Inc. - REIT	8,770	137,426
Federal Realty Investment Trust - REIT	140,143	8,600,576
Kite Realty Group Trust - REIT	157,210	655,566
NRDC Acquisition Corp. (a)	160,600	1,660,604

Regency Centers Corp. - REIT	348,057	12,895,512

		27,449,254

Self Storage 5.6%
Public Storage - REIT	226,178	17,017,633
Sovran Self Storage, Inc. - REIT	39,882	1,213,609

		18,231,242

Specialty 4.6%
Colony Financial, Inc. (a) - REIT	74,180	1,450,219
CreXus Investment Corp. (a) - REIT	69,020	986,986
Digital Realty Trust, Inc. - REIT	19,250	879,918
Plum Creek Timber Co., Inc. - REIT	271,932	8,331,996
Rayonier, Inc. - REIT	37,980	1,553,762
Starwood Property Trust, Inc. - REIT	107,450	2,175,863

		15,378,744

Total Long-Term Investments 97.1% (Cost $263,705,652)		318,372,824

Repurchase Agreements 2.6%
Banc of America Securities ($2,049,297 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.04%, dated 09/30/09, to be sold on 10/01/09 at $2,049,299)		2,049,297

Van Kampen Real Estate Securities Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

Description	Value
Repurchase Agreements (continued)
JPMorgan Chase & Co. ($6,179,008 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.05%, dated 09/30/09, to be sold on 10/01/09 at $6,179,016)	$6,179,008
State Street Bank & Trust Co. ($344,695 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 09/30/09, to be sold on 10/01/09 at $344,695)	344,695

Total Repurchase Agreements 2.6% (Cost $8,573,000)	8,573,000

Total Investments 99.7% (Cost $272,278,652)	326,945,824

Foreign Currency 0.0% (Cost $4,401)	4,510

Other Assets in Excess of Liabilities 0.3%	731,231

Net Assets 100.0%	$327,681,565

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(c)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.3% of net assets.

(d)	Security has been deemed illiquid.

REIT — Real Estate Investment Trust
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the

Van Kampen Real Estate Securities Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued
appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.
     The Fund invests a significant portion of its assets in securities of REIT. The market’s perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value.

Van Kampen Real Estate Securities Fund
Portfolio of Investments ■ September 30, 2009 (Unaudited) continued

		Level 2	Level 3
	Level 1	Other Significant	Significant
Investment	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Common Stocks
Residential Apartments	$58,527,804	$—	$—	$58,527,804
Healthcare	44,886,904	—	—	44,886,904
Office	34,041,273	—	2,907,494	36,948,767
Retail Regional Malls	35,811,765	—	—	35,811,765
Diversified	28,799,535	—	—	28,799,535
Lodging/Resorts	26,517,770	—	—	26,517,770
Retail Strip Centers	27,449,254	—	—	27,449,254
Self Storage	18,231,242	—	—	18,231,242
Specialty	15,378,744	—	—	15,378,744
Industrial	3,379,302	—	7,854,176	11,233,478
Mixed Office/Industrial	7,992,510	—	—	7,992,510
Residential Manufactured Homes	6,595,051	—	—	6,595,051
Repurchase Agreements	—	8,573,000	—	8,573,000

Total Investments in an Asset Position	$307,611,154	$8,573,000	$10,761,670	$326,945,824

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

			Residential	Total
	Industrial	Office	Apartments	Investments
Balance as of 12/31/2008	$7,275,978	$3,528,209	$—	$10,804,187
Accrued discounts/premiums	—	—	—	—
Realized gain/loss	—	—	(1,034,156)	(1,034,156)
Change in unrealized appreciation/depreciation	(500,825)	(620,715)	1,034,156	(87,384)
Net purchases/sales	1,079,023	—	—	1,079,023
Net transfers in and/or out of Level 3	—	—	—	—

Balance as of 9/30/09	$7,854,176	$2,907,494	$—	$10,761,670

Net change in unrealized appreciation/depreciation from investments still held as of 9/30/09	(500,825)	(620,715)	—	(1,121,540)

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Real Estate Securities Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 19, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 19, 2009